STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Total	Sponsor	Additional Paid in Capital	Additional Paid in Capital Sponsor	Accumulated Deficit	Class A common stock Ordinary Shares	Class B common stock Ordinary Shares	Class B common stock Ordinary Shares Sponsor
Balance at the beginning (in shares) at Dec. 26, 2019							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares (in shares)							1
Net loss	$ (5,288)				$ (5,288)
Balance at the end at Dec. 31, 2019	(5,288)				(5,288)
Balance at the end (in shares) at Dec. 31, 2019							1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Class B ordinary share (in shares)							(1)
Issuance of Class B ordinary shares		$ 25,000		$ 23,275				$ 1,725
Issuance of Class B ordinary shares (in shares)								17,250,000
Sale of 69,000,000 Units, net of underwriting discounts and offering costs	$ 652,251,406		$ 652,244,506			$ 6,900
Sale of units (in shares)	69,000,000					69,000,000
Sale of 10,533,333 Private Placement Warrants	$ 15,800,000		15,800,000
Ordinary shares subject to possible redemption	(660,201,140)		(660,194,538)			$ (6,602)
Ordinary shares subject to possible redemption (in shares)						(66,020,114)
Net loss	(2,869,977)				(2,869,977)
Balance at the end at Dec. 31, 2020	$ 5,000,001		$ 7,873,243		$ (2,875,265)	$ 298	$ 1,725
Balance at the end (in shares) at Dec. 31, 2020						2,979,886	17,250,000